Income Taxes (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Income Tax Disclosure [Abstract]
Tax benefit at U.S. statutory rate	$ 762,537	$ 466,602
Less: amortization of discount on convertible notes	(172,357)	(380,452)
Less: stock based compensation	(49,000)
Less: valuation allowance	(541,180)	(86,150)
Net tax benefit